Net Income (Loss) Per Share - Calculation of Net Income (loss) Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributed to ordinary shareholders for computing net income (loss) per ordinary share-basic and diluted | ¥		¥ (2,913,708)	¥ 2,103,484	¥ 2,970,890
Denominator for computing net income (loss) per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic		404,701,910	416,914,898	415,316,627
Denominator for computing net income (loss) per share-diluted:
Weighted average shares outstanding used in computing net income (loss) per ordinary share-diluted		404,701,910	452,081,642	451,206,091
Net income (loss) per ordinary share attributable to Momo Inc. – basic | (per share)	$ (1.13)	¥ (7.20)	¥ 5.05	¥ 7.15
Net income (loss) per ordinary share attributable to Momo Inc. - diluted | (per share)	$ (1.13)	¥ (7.20)	¥ 4.83	¥ 6.76